SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 1.7%

Agency - 0.4%
FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	389,350	5.05	5/28/35	368,321
Small Business Administration, Series 2006-20D, Class 1	57,640	5.64	4/1/26	56,761
Small Business Administration, Series 2007-20B, Class 1	53,318	5.49	2/1/27	52,124
Small Business Administration, Series 2007-20J, Class 1	98,517	5.57	10/1/27	96,620

				573,826

Non-Agency - 1.3%
Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	102,684	5.01	8/25/32	99,445
Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	310,000	5.43	1/25/34	293,089
Home Equity Mortgage Loan Asset-Backed Trust, Series 2003-A, Class AV2, 1 Mo. Libor + 0.86% [1]	99,047	4.30	10/25/33	98,888
Mill City Mortgage Loan Trust, Series 2017-3, Class A1 [1,4]	55,596	2.75	1/25/61	53,694
OSCAR US Funding Trust IX, LLC, Series 2018-2A, Class A4 [4]	7,500	3.63	9/10/25	7,482
Towd Point Mortgage Trust, Series 2019-MH1, Class A2 1, [4]	800,000	3.00	11/25/58	766,360
Towd Point Mortgage Trust, Series 2020-MH1, Class A1A 1, [4]	387,410	2.18	2/25/60	359,582

				1,678,540

Total Asset-Backed Securities (cost: $2,373,934)				2,252,366

Collateralized Mortgage Obligations - 21.6%

Agency - 16.6%
FHLMC REMICS, Series 3104, Class BY	25,162	5.50	1/15/26	24,865
FHLMC REMICS, Series 3806, Class JA	25,222	3.50	2/15/26	24,857
FHLMC REMICS, Series 3982, Class LA	430,751	2.50	12/15/39	421,012
FHLMC REMICS, Series 4210, Class AD	247,069	4.00	3/15/40	245,523
FHLMC REMICS, Series 4246, Class PT	222,118	6.50	2/15/36	228,757
FHLMC REMICS, Series 4390, Class CA	840,515	3.50	6/15/50	814,697
FHLMC REMICS, Series 4523, Class VB	1,222,862	3.50	8/15/34	1,214,642
FHLMC REMICS, Series 4717, Class KV	1,377,688	3.50	8/15/40	1,342,402
FHLMC REMICS, Series 4759, Class NA	40,846	3.00	8/15/44	39,991
FHLMC REMICS, Series 5252, Class BT	954,951	6.00	9/25/52	978,913
FHLMC Structured Pass-Through Certificates, Series T-60, Class 1A2	517,024	7.00	3/25/44	514,380
FNMA Grantor Trust, Series 2004-T1, Class 2A [1]	245,485	3.46	8/25/43	223,692
FNMA REMICS, Series 2002-W1, Class 2A [1]	870,940	4.78	2/25/42	839,745
FNMA REMICS, Series 2004-W5, Class A1	1,587,167	6.00	2/25/47	1,575,246
FNMA REMICS, Series 2011-146, Class LX	1,192,946	3.50	10/25/40	1,144,719
FNMA REMICS, Series 2014-60, Class EA	1,041,483	3.00	9/25/40	1,031,139
FNMA REMICS, Series 2017-97, Class DP	16,745	3.50	10/25/46	16,181
FNMA REMICS, Series 2018-25, Class AG	178,127	3.50	4/25/47	168,023
FNMA Trust, Series 2004-W9, Class 1A3	685,684	6.05	2/25/44	675,815
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K036, Class A2 [1]	2,652,739	3.53	10/25/23	2,635,163
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, Class A2	3,438,863	3.49	1/25/24	3,402,732
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K723, Class A2	638,231	2.45	8/25/23	634,509
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K724, Class A2 [1]	1,483,757	3.06	11/25/23	1,470,287
FRESB Mortgage Trust, Series 2018-SB45, Class A5H, 1 Mo. Libor + 0.70% [1]	174,507	5.89	11/25/37	173,014
FRESB Mortgage Trust, Series 2018-SB46, Class A5H, 1 Mo. Libor + 0.70% [1]	516,706	5.89	12/25/37	509,090
Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M55D	254,013	4.00	2/25/59	238,200
Seasoned Credit Risk Transfer Trust, Series 2022-2, Class M5TU	1,425,178	4.00	4/25/62	1,315,857

				21,903,451

Non-Agency - 5.0%
JP Morgan Mortgage Trust, Series 2021-1, Class A4 1, [4]	612,182	2.50	6/25/51	532,863
JP Morgan Mortgage Trust, Series 2021-14, Class A4 1, [4]	827,262	2.50	5/25/52	705,402
JP Morgan Mortgage Trust, Series 2021-6, Class A4 1, [4]	1,436,386	2.50	10/25/51	1,231,800
JP Morgan Mortgage Trust, Series 2021-7, Class A4 1, [4]	496,170	2.50	11/25/51	425,674
JP Morgan Mortgage Trust, Series 2022-1, Class A11 1, [4]	2,640,205	5.00	7/25/52	2,416,508
New Residential Mortgage Loan Trust, Series 2017-2A, Class A4 1, [4]	217,058	4.00	3/25/57	200,574

JUNE 30, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	231,133	4.00	4/25/57	217,285
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 1 Mo. Libor + 1.50% 1, [4]	75,921	6.65	6/25/57	75,194
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A 1, [4]	168,913	4.00	12/25/57	158,432
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 1 Mo. Libor + 0.75% 1, [4]	211,141	5.90	1/25/48	204,597
Sequoia Mortgage Trust, Series 2020-4, Class A5 1, [4]	249,312	2.50	11/25/50	220,287
Wells Fargo Mortgaged Backed Securities Trust, Series 2020-5, Class A3 1, [4]	229,133	2.50	9/25/50	202,044

				6,590,660

Total Collateralized Mortgage Obligations (cost: $29,660,284)				28,494,111

Corporate Bonds - 13.9%
American Equity Investment Life Holding Co.	675,000	5.00	6/15/27	650,949
American Tower Trust [4]	1,300,000	5.49	3/15/28	1,300,490
BGC Partners, Inc.	900,000	4.38	12/15/25	830,598
British Airways 2020-1 Class B Pass Through Trust [4]	302,931	8.38	11/15/28	304,991
Cadence Bank (Subordinated), 3 Mo. Libor + 3.03% [1]	1,200,000	4.75	6/30/29	1,114,548
CenterState Bank Corp. (Subordinated) [1]	650,000	5.75	6/1/30	605,914
Comerica Bank	500,000	2.50	7/23/24	469,800
CVS Pass-Through Trust Series 2009 [4]	817,836	8.35	7/10/31	880,250
Delta Air Lines 2015-1 Class AA Pass Through Trust	336,688	3.63	7/30/27	306,421
F&G Global Funding [4]	900,000	0.90	9/20/24	836,783
F&G Global Funding [4]	1,600,000	5.15	7/7/25	1,546,501
Fairfax US, Inc. [4]	600,000	4.88	8/13/24	588,137
First Midwest Bancorp, Inc. (Subordinated)	1,000,000	5.88	9/29/26	966,568
First-Citizens Bank & Trust Co. (Subordinated) [1]	1,500,000	4.13	11/13/29	1,432,828
M&T Bank Corp. (Subordinated)	450,000	4.00	7/15/24	438,309
Metropolitan Life Insurance Co. (Subordinated) [4]	900,000	7.80	11/1/25	926,577
Minnesota Life Insurance Co. (Subordinated) [4]	1,020,000	8.25	9/15/25	1,046,313
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29% 1, [4]	1,300,000	7.84	12/15/24	1,298,699
Reliant Bancorp, Inc. (Subordinated) [1]	1,250,000	5.13	12/15/29	1,129,097
Tennessee Gas Pipeline Co., LLC	555,000	7.00	10/15/28	585,692
Tosco Corp.	740,000	7.80	1/1/27	796,845
United Financial Bancorp, Inc. (Subordinated)	300,000	5.75	10/1/24	292,120

Total Corporate Bonds (cost: $19,606,030)				18,348,430

Mortgage Pass-Through Securities - 19.6%

Federal Home Loan Mortgage Corporation - 5.2%
Freddie Mac	2,522,488	2.50	8/1/30	2,344,261
Freddie Mac	36,313	3.00	9/1/27	34,883
Freddie Mac	2,581,160	3.00	4/1/33	2,417,564
Freddie Mac	6,655	3.50	7/1/26	6,477
Freddie Mac	608,867	3.50	8/1/31	583,880
Freddie Mac	237,973	3.50	9/1/32	228,173
Freddie Mac	45,313	4.00	7/1/26	44,235
Freddie Mac	45,738	4.00	1/1/27	44,691
Freddie Mac	585,943	4.00	4/1/29	572,305
Freddie Mac	123,616	4.00	10/1/31	120,791
Freddie Mac	1,149	4.50	7/1/26	1,136
Freddie Mac	258,648	4.50	10/1/34	254,229
Freddie Mac	2,707	5.00	10/1/25	2,685
Freddie Mac	211,080	5.00	5/1/28	209,914

				6,865,224

Federal National Mortgage Association - 12.6%
Fannie Mae	454,128	3.00	10/1/27	434,061
Fannie Mae	52,644	3.00	8/1/28	50,612
Fannie Mae	670,381	3.00	5/1/30	633,817

2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Fannie Mae	1,633,968	3.00	10/1/32	1,528,567
Fannie Mae	96,118	3.50	1/1/26	93,684
Fannie Mae	429,304	3.50	2/1/32	412,734
Fannie Mae	1,870,115	3.50	4/1/32	1,797,916
Fannie Mae	1,025,120	3.50	8/1/33	970,311
Fannie Mae	419,231	3.50	11/1/38	396,811
Fannie Mae	843	4.00	9/1/24	828
Fannie Mae	18,968	4.00	6/1/25	18,538
Fannie Mae	7,539	4.00	10/1/31	7,356
Fannie Mae	445,783	4.00	10/1/34	432,873
Fannie Mae	984,099	4.00	6/1/38	960,225
Fannie Mae	10,617	4.50	4/1/25	10,482
Fannie Mae	1,450,406	4.50	3/1/29	1,431,904
Fannie Mae	104,529	4.50	7/1/31	102,624
Fannie Mae	2,143,546	4.50	4/1/39	2,104,500
Fannie Mae	2,774,883	5.00	3/1/43	2,738,893
Fannie Mae	422,735	5.50	8/1/40	440,195
Fannie Mae	490,937	5.50	2/1/42	504,532
Fannie Mae	1,582,929	6.00	9/1/29	1,597,231

				16,668,694

Government National Mortgage Association - 1.2%
Ginnie Mae, US Treasury + 1.50% [1]	15,791	2.88	4/20/33	15,323
Ginnie Mae, US Treasury + 1.50% [1]	4,363	2.88	4/20/42	4,260
Ginnie Mae	1,200,630	4.00	7/20/26	1,157,321
Ginnie Mae	221	5.00	12/20/23	219
Ginnie Mae	395	5.00	9/15/24	394
Ginnie Mae	4,977	5.00	6/20/26	4,935
Ginnie Mae	366,219	6.00	7/20/37	383,331

				1,565,783

Other Federal Agency Securities - 0.6%
Small Business Administration Pools, PRIME - 2.50% [1]	192,962	5.50	5/25/43	192,514
Small Business Administration Pools, PRIME + 0.80% [1]	381,508	8.80	2/25/28	397,006
Small Business Administration Pools, PRIME + 0.85% [1]	155,108	8.85	3/25/30	163,752

				753,272

Total Mortgage Pass-Through Securities (cost: $26,737,357)				25,852,973

Taxable Municipal Bonds - 26.4%
Arizona School Facilities Board [9]	1,010,000	6.00	9/1/27	1,031,553
Borough of Naugatuck CT G.O.	190,000	1.40	9/15/27	165,290
City of Cleveland OH	125,000	1.28	10/1/26	111,346
City of Kansas MO [9]	1,245,000	3.27	4/1/25	1,195,138
City of Milwaukee WI	900,000	5.25	2/15/27	880,596
City of San Francisco CA	155,000	5.50	11/1/25	155,474
Clark County School District	240,000	5.51	6/15/24	239,451
Clark County School District Finance Corp.	1,000,000	5.20	6/1/26	987,050
Colorado Housing & Finance Authority	750,000	6.50	5/1/48	780,458
Colorado Housing & Finance Authority	5,000	4.00	11/1/31	4,958
Commonwealth of Massachusetts	1,500,000	4.11	7/15/31	1,456,665
County of Cook IL	1,200,000	5.79	11/15/29	1,225,836
County of Yamhill OR	415,000	4.50	10/1/30	391,897
Dallas Independent School District	2,000,000	6.45	2/15/35	2,019,780
Florida Capital Projects Finance Authority	605,000	4.00	10/1/24	595,671
Florida Housing Finance Corp.	1,000,000	5.50	1/1/54	999,000
Idaho Housing & Finance Association	1,000,000	6.00	1/1/48	1,018,660
Illinois Housing Development Authority	1,000,000	5.63	4/1/53	1,001,010
Illinois Housing Development Authority	1,000,000	5.75	10/1/53	998,300
Jersey City, NJ G.O.	335,000	1.13	9/1/26	297,594

JUNE 30, 2023	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Kentucky Higher Education Student Loan Corp. [8]	1,000,000	2.52	6/1/35	886,880
Kentucky Higher Education Student Loan Corp.	1,000,000	5.95	6/1/37	987,410
Louisiana Local Government Environmental Facilities & Community Development Authority	1,346,849	3.62	2/1/29	1,296,773
Maine Municipal Bond Bank	500,000	6.12	11/1/26	516,775
Maryland Community Development Administration	315,000	3.95	3/1/27	298,749
Maryland Community Development Administration	500,000	4.40	3/1/53	478,000
Maryland Community Development Administration	1,000,000	5.75	9/1/53	1,006,480
Massachusetts Educational Financing Authority	90,000	4.00	1/1/32	87,376
Massachusetts Educational Financing Authority	180,000	4.41	7/1/34	175,786
Massachusetts Educational Financing Authority	1,000,000	2.64	7/1/37	890,440
Miami University of Ohio	1,075,000	6.67	9/1/28	1,137,457
Michigan Municipal Bond Authority	500,000	6.70	5/1/27	501,565
Michigan State Housing Development Authority	455,000	2.90	6/1/52	397,033
Minnesota Housing Finance Agency	275,000	4.17	1/1/25	268,711
Mount Diablo Unified School District	1,000,000	5.55	8/1/27	1,016,788
Multnomah County School District No. 3 Parkrose	1,500,000	4.90	6/30/28	1,511,310
New Hampshire Housing Finance Authority	10,000	4.00	7/1/35	10,000
North Dakota Housing Finance Agency	565,000	2.86	7/1/24	548,095
Oklahoma Development Finance Authority	462,909	3.88	5/1/37	447,235
Oklahoma Development Finance Authority	981,030	4.14	12/1/33	965,442
Rhode Island Convention Center Authority [9]	700,000	3.58	5/15/26	667,359
Rutgers University of New Jersey	900,000	5.55	5/1/29	912,996
South Dakota Housing Development Authority	995,000	5.46	5/1/53	988,930
St. Louis School District	1,000,000	6.45	4/1/28	1,061,460
State Public School Building Authority	1,000,000	5.00	9/15/27	992,790
State Public School Building Authority	1,000,000	5.49	9/15/29	1,006,630
Wisconsin Housing & Economic Development Authority [8]	265,000	3.50	3/1/46	261,319

Total Taxable Municipal Bonds (cost: $35,853,537)				34,875,516

U.S. Treasury / Federal Agency Securities - 15.2%

Federal Agency Issues - 15.2%
Federal Farm Credit Banks Funding Corp.	1,350,000	4.92	1/12/26	1,332,073
Federal Home Loan Banks	1,400,000	5.40	2/23/26	1,388,400
Federal Home Loan Banks	2,400,000	5.63	6/15/26	2,396,958
Federal Home Loan Banks	2,700,000	5.77	3/2/26	2,684,951
Federal Home Loan Banks	4,200,000	6.00	3/9/26	4,184,617
Federal Home Loan Mortgage Corp.	2,000,000	4.63	9/29/25	1,961,394
Federal Home Loan Mortgage Corp.	2,700,000	5.16	1/7/26	2,671,383
Federal Home Loan Mortgage Corp.	3,000,000	5.25	12/30/25	2,972,383
U.S. Department of Housing and Urban Development	510,000	4.28	8/1/27	507,874

				20,100,033

Total U.S. Treasury / Federal Agency Securities (cost: $20,258,059)				20,100,033

4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2023

Sit Quality Income Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Short-Term Securities - 1.2%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.99 (cost: $1,626,008)	1,626,008	1,626,008

Total Investments in Securities - 99.6% (cost: $136,115,209)		131,549,437

Other Assets and Liabilities, net - 0.4%		531,397

Net Assets - 100.0%		$132,080,834

[1]

Variable rate security. Rate disclosed is as of June 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of June 30, 2023 was $16,506,519 and represented 12.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At June 30, 2023, 0.9% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of June 30, 2023 was $2,894,050 and represented 2.2% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of June 30, 2023.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of June 30, 2023 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury 5-Year	70	September 2023	(7,496,563)	82,748
U.S. Treasury 2-Year	26	September 2023	(5,286,937)	77,118

				159,866

[10]	The amount of $200,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of June 30, 2023.

A summary of the levels for the Fund’s investments as of June 30, 2023 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Asset-Backed Securities	—	2,252,366	—	2,252,366
Collateralized Mortgage Obligations	—	28,494,111	—	28,494,111
Corporate Bonds	—	18,348,430	—	18,348,430
Mortgage Pass-Through Securities	—	25,852,973	—	25,852,973
Taxable Municipal Bonds	—	34,875,516	—	34,875,516
U.S. Treasury / Federal Agency Securities	—	20,100,033	—	20,100,033
Futures	159,866	—	—	159,866
Short-Term Securities	1,626,008	—	—	1,626,008

Total:	1,785,874	129,923,429	—	131,709,303

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

JUNE 30, 2023	5